UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21745

Investment Company Act File Number

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

September 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Aerospace & Defense — 1.8%
Airbus Group SE	64,825	$3,838,936
General Dynamics Corp.	6,866	947,165
Honeywell International, Inc.	54,798	5,188,823
L-3 Communications Holdings, Inc.	5,966	623,566
Northrop Grumman Corp.	13,028	2,161,997
Raytheon Co.	43,521	4,755,104
Rolls-Royce Holdings PLC(1)	317,151	3,253,389
Textron, Inc.	30,061	1,131,496

		$21,900,476

Air Freight & Logistics — 0.3%
Deutsche Post AG	61,060	$1,691,544
Expeditors International of Washington, Inc.	33,631	1,582,338
United Parcel Service, Inc., Class B	2,894	285,609

		$3,559,491

Airlines — 0.2%
Delta Air Lines, Inc.	28,000	$1,256,360
International Consolidated Airlines Group SA(1)	97,665	872,428

		$2,128,788

Auto Components — 0.8%
Aisin Seiki Co., Ltd.	10,200	$342,230
Compagnie Generale des Etablissements Michelin, Class B	26,277	2,404,197
Dana Holding Corp.	46,794	743,089
Denso Corp.	60,300	2,554,239
Johnson Controls, Inc.	55,056	2,277,116
Toyoda Gosei Co., Ltd.	12,800	251,582
Toyota Industries Corp.	6,400	304,440
Yokohama Rubber Co., Ltd. (The)	75,500	1,331,603

		$10,208,496

Automobiles — 1.4%
Daimler AG	142,505	$10,374,791
Ford Motor Co.	47,101	639,161
Honda Motor Co., Ltd.	66,900	1,996,744
Isuzu Motors, Ltd.	99,500	999,181
Mazda Motor Corp.	49,000	774,263
Toyota Motor Corp.	21,500	1,258,780
Volkswagen AG, PFC Shares	4,332	475,860

		$16,518,780

Banks — 6.2%
Banco Bilbao Vizcaya Argentaria SA	1,093,541	$9,246,795
Banco Santander SA	544,115	2,893,281
Bank of America Corp.	125,000	1,947,500
Barclays PLC	1,076,485	3,983,840
BB&T Corp.	22,204	790,462
BNP Paribas SA	92,220	5,429,366
Citigroup, Inc.	12,000	595,320
Credit Agricole SA	243,088	2,798,601

Security	Shares	Value
Danske Bank A/S	77,886	$2,353,741
Fifth Third Bancorp	112,006	2,118,034
First Horizon National Corp.	39,470	559,685
Hiroshima Bank, Ltd. (The)	87,000	502,798
HSBC Holdings PLC	499,100	3,765,066
Huntington Bancshares, Inc.	307,053	3,254,762
Intesa Sanpaolo SpA	1,046,540	3,697,110
JPMorgan Chase & Co.	63,787	3,889,093
KBC Groep NV	22,722	1,436,984
KeyCorp	238,919	3,108,336
Lloyds Banking Group PLC	1,918,446	2,184,075
Mizuho Financial Group, Inc.	155,441	290,768
People’s United Financial, Inc.	28,576	449,501
PNC Financial Services Group, Inc. (The)	41,011	3,658,181
Shinsei Bank, Ltd.	336,000	690,697
Societe Generale SA	127,979	5,719,503
Sumitomo Mitsui Financial Group, Inc.	3,508	133,024
SunTrust Banks, Inc.	19,446	743,615
U.S. Bancorp	20,850	855,059
UniCredit SpA	819,471	5,108,739
Wells Fargo & Co.	51,808	2,660,341
Zions Bancorporation	14,099	388,286

		$75,252,563

Beverages — 1.6%
Coca-Cola Co. (The)	100,476	$4,031,097
Constellation Brands, Inc., Class A	33,994	4,256,389
Heineken Holding NV	24,773	1,766,223
Heineken NV	7,692	622,810
Kirin Holdings Co., Ltd.	59,000	773,886
PepsiCo, Inc.	75,676	7,136,247
Takara Holdings, Inc.	84,000	504,927

		$19,091,579

Biotechnology — 3.7%
AbbVie, Inc.	48,532	$2,640,626
Amgen, Inc.	86,623	11,981,693
BioMarin Pharmaceutical, Inc.(1)	19,589	2,063,114
Celgene Corp.(1)	108,074	11,690,365
Gilead Sciences, Inc.	172,370	16,925,010

		$45,300,808

Building Products — 0.3%
Daikin Industries, Ltd.	63,100	$3,539,025

		$3,539,025

Capital Markets — 1.3%
Aberdeen Asset Management PLC	199,311	$895,300
Affiliated Managers Group, Inc.(1)	4,285	732,692
Deutsche Bank AG	131,036	3,536,291
Franklin Resources, Inc.	27,848	1,037,616
GAM Holding AG	58,376	1,027,508
Julius Baer Group, Ltd.	76,144	3,457,850
Lazard, Ltd., Class A	36,066	1,561,658
Morgan Stanley	65,092	2,050,398
State Street Corp.	25,132	1,689,122

		$15,988,435

Chemicals — 2.2%
Air Products and Chemicals, Inc.	32,423	$4,136,526
Akzo Nobel NV	10,908	709,448

Security	Shares	Value
BASF SE	93,790	$7,173,373
Daicel Corp.	51,000	626,066
Dow Chemical Co. (The)	14,120	598,688
Eastman Chemical Co.	22,750	1,472,380
Johnson Matthey PLC	82,005	3,040,401
Kaneka Corp.	57,000	419,756
Linde AG	16,210	2,632,901
Mitsubishi Gas Chemical Co., Inc.	55,000	253,885
Monsanto Co.	4,840	413,046
Nitto Denko Corp.	39,400	2,359,772
Shin-Etsu Chemical Co., Ltd.	23,600	1,210,303
Showa Denko K.K.	151,000	165,725
Solvay SA	5,637	576,101
Sumitomo Chemical Co., Ltd.	25,000	126,418
Toray Industries, Inc.	59,000	510,070
Tosoh Corp.	173,000	832,577

		$27,257,436

Commercial Services & Supplies — 0.3%
SECOM Co., Ltd.	44,800	$2,694,296
Waste Management, Inc.	23,366	1,163,861

		$3,858,157

Communications Equipment — 1.9%
Cisco Systems, Inc.	473,386	$12,426,382
QUALCOMM, Inc.	200,427	10,768,943

		$23,195,325

Construction & Engineering — 0.2%
Chiyoda Corp.	42,000	$287,016
Ferrovial SA	81,605	1,952,004
JGC Corp.	18,000	238,809

		$2,477,829

Construction Materials — 0.2%
CRH PLC	62,332	$1,645,446
Imerys SA	4,825	309,970

		$1,955,416

Consumer Finance — 0.3%
American Express Co.	42,280	$3,134,216
Credit Saison Co., Ltd.	12,100	219,823
Navient Corp.	50,603	568,778

		$3,922,817

Containers & Packaging — 0.1%
Sealed Air Corp.	27,433	$1,286,059
Toyo Seikan Kaisha, Ltd.	19,800	315,166

		$1,601,225

Distributors — 0.3%
Genuine Parts Co.	28,642	$2,374,135
LKQ Corp.(1)	53,930	1,529,455

		$3,903,590

Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., Class B(1)	16,883	$2,201,543
CME Group, Inc.	4,775	442,834
Deutsche Boerse AG	11,870	1,023,716
Groupe Bruxelles Lambert SA	4,239	319,892
ING Groep NV	309,635	4,386,754
Investor AB, Class B	56,000	1,924,214

Security	Shares	Value
McGraw Hill Financial, Inc.	27,142	$2,347,783
Moody’s Corp.	18,539	1,820,530
ORIX Corp.	41,300	532,742

		$15,000,008

Diversified Telecommunication Services — 2.2%
AT&T, Inc.	162,765	$5,302,884
BT Group PLC	454,642	2,893,587
CenturyLink, Inc.	16,972	426,337
Deutsche Telekom AG	220,347	3,922,509
Frontier Communications Corp.	202,013	959,562
Orange SA	103,522	1,569,316
Proximus	25,589	885,173
Telefonica SA	337,287	4,091,959
Verizon Communications, Inc.	151,611	6,596,595

		$26,647,922

Electric Utilities — 1.0%
Acciona SA	8,786	$623,505
Duke Energy Corp.	20,897	1,503,330
Edison International	51,169	3,227,229
Enel SpA	1,148,793	5,125,904
Hokkaido Electric Power Co., Inc.(1)	52,600	510,430
Iberdrola SA	72,714	484,509
Pepco Holdings, Inc.	18,841	456,329

		$11,931,236

Electrical Equipment — 0.7%
ABB, Ltd.	292,957	$5,183,442
Fujikura, Ltd.	69,000	285,280
Legrand SA	47,726	2,539,168
Mabuchi Motor Co., Ltd.	10,000	434,196

		$8,442,086

Electronic Equipment, Instruments & Components — 1.0%
Alps Electric Co., Ltd.	123,800	$3,496,116
Corning, Inc.	19,975	341,972
Keyence Corp.	10	4,466
Kyocera Corp.	97,400	4,460,916
OMRON Corp.	16,500	496,686
Taiyo Yuden Co., Ltd.	124,900	1,632,163
TDK Corp.	40,200	2,273,624

		$12,705,943

Energy Equipment & Services — 0.4%
Halliburton Co.	50,931	$1,800,411
Schlumberger, Ltd.	50,526	3,484,778

		$5,285,189

Food & Staples Retailing — 1.8%
Carrefour SA	208,600	$6,182,159
CVS Health Corp.	71,786	6,925,913
Kroger Co. (The)	23,758	856,951
Seven & i Holdings Co., Ltd.	59,900	2,733,424
UNY Group Holdings Co., Ltd.	74,700	469,980
Wal-Mart Stores, Inc.	13,122	850,831
Walgreens Boots Alliance, Inc.	42,000	3,490,200

		$21,509,458

Food Products — 3.1%
Campbell Soup Co.	14,087	$713,929
Kraft Heinz Co. (The)	26,742	1,887,451
Mondelez International, Inc., Class A	238,500	9,985,995

Security	Shares	Value
Nestle SA	317,170	$23,852,972
Nissin Foods Holdings Co., Ltd.	11,700	538,234
Toyo Suisan Kaisha, Ltd.	6,000	227,473
Yakult Honsha Co., Ltd.	15,300	762,129

		$37,968,183

Gas Utilities — 0.1%
Snam SpA	175,073	$899,154

		$899,154

Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	113,910	$4,581,460
Analogic Corp.	10,189	835,906
Halyard Health, Inc.(1)	2,935	83,471
Hologic, Inc.(1)	17,554	686,888
Medtronic PLC	63,281	4,236,030
Olympus Corp.	6,900	215,268
Smith and Nephew PLC	100,000	1,747,122
Terumo Corp.	60,500	1,712,313

		$14,098,458

Health Care Providers & Services — 1.0%
DaVita HealthCare Partners, Inc.(1)	17,963	$1,299,264
Express Scripts Holding Co.(1)	30,000	2,428,800
McKesson Corp.	16,774	3,103,693
Team Health Holdings, Inc.(1)	17,059	921,698
Tenet Healthcare Corp.(1)	22,112	816,375
UnitedHealth Group, Inc.	34,811	4,038,424

		$12,608,254

Hotels, Restaurants & Leisure — 1.1%
Accor SA	26,214	$1,229,101
Marriott International, Inc., Class A	10,655	726,671
McDonald’s Corp.	47,986	4,728,060
Six Flags Entertainment Corp.	32,001	1,465,006
Yum! Brands, Inc.	68,297	5,460,345

		$13,609,183

Household Durables — 0.3%
Casio Computer Co., Ltd.	63,200	$1,150,353
PulteGroup, Inc.	70,920	1,338,260
Sekisui Chemical Co., Ltd.	61,000	642,056

		$3,130,669

Household Products — 1.0%
Clorox Co. (The)	18,837	$2,176,238
Colgate-Palmolive Co.	7,994	507,299
Henkel AG & Co. KGaA, PFC Shares	18,309	1,885,742
Kimberly-Clark Corp.	21,147	2,305,869
Procter & Gamble Co. (The)	33,567	2,414,810
Reckitt Benckiser Group PLC	20,566	1,865,044
Unicharm Corp.	37,200	658,882

		$11,813,884

Industrial Conglomerates — 1.6%
3M Co.	38,311	$5,431,350
General Electric Co.	93,111	2,348,259
Nisshinbo Holdings, Inc.	109,000	1,229,266
Siemens AG	113,166	10,109,899

		$19,118,774

Security	Shares	Value
Insurance — 4.3%
ACE, Ltd.	23,988	$2,480,359
Ageas	22,500	924,669
Allianz SE	69,106	10,856,056
Allstate Corp. (The)	16,927	985,828
Assicurazioni Generali SpA	235,416	4,307,217
Cincinnati Financial Corp.	52,936	2,847,957
Hartford Financial Services Group, Inc.	48,969	2,241,801
Lincoln National Corp.	22,183	1,052,805
Marsh & McLennan Cos., Inc.	70,718	3,692,894
MetLife, Inc.	62,093	2,927,685
MS&AD Insurance Group Holdings, Inc.	37,200	998,070
Principal Financial Group, Inc.	44,331	2,098,630
Prudential Financial, Inc.	37,177	2,833,259
Prudential PLC	349,752	7,378,550
SCOR SE	63,370	2,275,634
Sony Financial Holdings, Inc.	6,900	113,249
Standard Life PLC	392,564	2,305,591
Swiss Life Holding AG	8,264	1,843,411
T&D Holdings, Inc.	54,600	644,927

		$52,808,592

Internet & Catalog Retail — 2.6%
Amazon.com, Inc.(1)	47,003	$24,060,366
Netflix, Inc.(1)	26,789	2,766,232
Priceline Group, Inc. (The)(1)	3,947	4,881,886

		$31,708,484

Internet Software & Services — 4.7%
eBay, Inc.(1)	59,998	$1,466,351
Facebook, Inc., Class A(1)	163,423	14,691,728
Google, Inc., Class A(1)	28,534	18,215,250
Google, Inc., Class C(1)	32,937	20,039,529
LinkedIn Corp., Class A(1)	7,885	1,499,175
United Internet AG	32,975	1,671,778

		$57,583,811

IT Services — 1.9%
Amadeus IT Holding SA, Class A	24,489	$1,049,234
Atos SE	5,628	432,604
Cap Gemini SA	34,597	3,089,608
Cognizant Technology Solutions Corp., Class A(1)	79,444	4,973,989
Fidelity National Information Services, Inc.	51,873	3,479,641
Indra Sistemas SA(1)	100,870	1,048,477
International Business Machines Corp.	16,239	2,354,168
MasterCard, Inc., Class A	32,320	2,912,678
Nomura Research Institute, Ltd.	7,480	287,136
NTT Data Corp.	21,300	1,073,873
Obic Co., Ltd.	7,300	333,933
Otsuka Corp.	7,800	380,044
PayPal Holdings, Inc.(1)	59,998	1,862,338

		$23,277,723

Leisure Products — 0.1%
Hasbro, Inc.	21,651	$1,561,903

		$1,561,903

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	13,037	$447,560
PerkinElmer, Inc.	27,425	1,260,453
Thermo Fisher Scientific, Inc.	17,359	2,122,659

		$3,830,672

Machinery — 1.4%
Dover Corp.	7,424	$424,504
Ebara Corp.	278,000	1,026,977

Security	Shares	Value
FANUC Corp.	48,127	$7,403,794
IHI Corp.	213,000	547,332
Kawasaki Heavy Industries, Ltd.	107,000	369,400
Komatsu, Ltd.	67,800	995,198
Kurita Water Industries, Ltd.	6,200	131,634
Makita Corp.	6,700	356,392
MAN AG	7,139	727,241
NSK, Ltd.	6,000	58,158
Parker-Hannifin Corp.	7,147	695,403
SMC Corp.	1,900	416,021
Snap-on, Inc.	6,143	927,225
Stanley Black & Decker, Inc.	24,657	2,391,236
Trinity Industries, Inc.	26,130	592,367

		$17,062,882

Marine — 0.0%(2)
Kirby Corp.(1)	2,780	$172,221

		$172,221

Media — 3.6%
Cablevision Systems Corp.	25,804	$837,856
CBS Corp., Class B	28,000	1,117,200
Comcast Corp., Class A	287,003	16,324,731
Dentsu, Inc.	26,600	1,365,115
Hakuhodo DY Holdings, Inc.	20,900	198,149
IMAX Corp.(1)	13,812	466,707
Interpublic Group of Cos., Inc.	50,333	962,870
Liberty Global PLC, LiLAC Class C(1)	1,983	67,898
Liberty Global PLC, Series C(1)	39,666	1,627,099
Omnicom Group, Inc.	18,166	1,197,139
ProSiebenSat.1 Media SE	27,382	1,344,061
Sky PLC	447,757	7,083,975
Time Warner Cable, Inc.	23,227	4,166,227
Time Warner, Inc.	22,926	1,576,162
Walt Disney Co. (The)	58,917	6,021,317
Wolters Kluwer NV	961	29,637

		$44,386,143

Metals & Mining — 0.9%
Allegheny Technologies, Inc.	39,299	$557,260
Anglo American PLC	322,604	2,694,745
Daido Steel Co., Ltd.	85,000	269,458
Dowa Holdings Co., Ltd.	105,000	795,674
JFE Holdings, Inc.	8,400	110,325
Mitsubishi Materials Corp.	80,000	243,074
Nucor Corp.	23,673	888,921
Rio Tinto PLC	128,971	4,327,384
South32, Ltd.(1)	59,066	56,642
Sumitomo Metal Mining Co., Ltd.	51,000	579,347

		$10,522,830

Multi-Utilities — 1.2%
Centrica PLC	735,861	$2,556,398
CMS Energy Corp.	137,634	4,861,233
Consolidated Edison, Inc.	17,658	1,180,437
Dominion Resources, Inc.	27,793	1,956,071
Engie	120,457	1,949,052
NiSource, Inc.	42,420	786,891
Veolia Environnement SA	37,663	858,947

		$14,149,029

Security	Shares	Value
Multiline Retail — 1.3%
Isetan Mitsukoshi Holdings, Ltd.	71,332	$1,070,287
Macy’s, Inc.	46,244	2,373,242
Marks & Spencer Group PLC	432,844	3,285,620
Next PLC	41,584	4,792,225
Nordstrom, Inc.	19,173	1,374,896
Target Corp.	34,031	2,676,878

		$15,573,148

Oil, Gas & Consumable Fuels — 4.6%
Anadarko Petroleum Corp.	23,006	$1,389,332
BP PLC	962,053	4,880,849
Chesapeake Energy Corp.	45,000	329,850
Chevron Corp.	72,650	5,730,632
Columbia Pipeline Group, Inc.	42,420	775,862
ConocoPhillips	31,534	1,512,371
Devon Energy Corp.	8,389	311,148
Exxon Mobil Corp.	96,658	7,186,522
Idemitsu Kosan Co., Ltd.	12,400	189,948
Marathon Petroleum Corp.	27,916	1,293,348
Newfield Exploration Co.(1)	11,510	378,679
Phillips 66	36,105	2,774,308
Royal Dutch Shell PLC, Class A	291,192	6,874,177
Royal Dutch Shell PLC, Class B	234,515	5,545,164
Total SA	305,155	13,726,740
Williams Cos., Inc. (The)	72,642	2,676,858

		$55,575,788

Paper & Forest Products — 0.1%
International Paper Co.	29,828	$1,127,200
Mondi PLC	15,363	321,996
OJI Paper Co., Ltd.	95,000	407,757

		$1,856,953

Personal Products — 1.0%
Estee Lauder Cos., Inc. (The), Class A	25,480	$2,055,726
Kao Corp.	61,054	2,767,629
Unilever NV	180,254	7,225,479

		$12,048,834

Pharmaceuticals — 7.9%
Allergan PLC(1)	17,045	$4,633,001
Astellas Pharma, Inc.	269,300	3,485,840
AstraZeneca PLC	117,424	7,446,861
Bayer AG	26,130	3,352,435
Chugai Pharmaceutical Co., Ltd.	99,100	3,043,681
Eisai Co., Ltd.	43,946	2,592,882
Eli Lilly & Co.	17,949	1,502,152
GlaxoSmithKline PLC	55,889	1,072,727
Hisamitsu Pharmaceutical Co., Inc.	3,300	110,344
Indivior PLC	25,431	87,348
Johnson & Johnson	60,088	5,609,215
Mallinckrodt PLC(1)	12,675	810,439
Merck & Co., Inc.	103,665	5,120,014
Mitsubishi Tanabe Pharma Corp.	10,000	176,477
Novartis AG	218,832	20,113,252
Pfizer, Inc.	109,562	3,441,342
Roche Holding AG PC	75,965	20,166,547
Sanofi	124,447	11,847,354
Takeda Pharmaceutical Co., Ltd.	14,631	641,895
UCB SA	9,177	718,951

		$95,972,757

Security	Shares	Value
Professional Services — 0.3%
Equifax, Inc.	15,217	$1,478,788
Experian PLC	29,123	467,519
Intertek Group PLC	7,167	264,481
Robert Half International, Inc.	30,884	1,580,025

		$3,790,813

Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp.	17,793	$1,565,428
AvalonBay Communities, Inc.	5,904	1,032,137
British Land Co. PLC (The)	107,910	1,370,417
Intu Properties PLC	189,600	946,339
Japan Real Estate Investment Corp.	74	340,865
Nippon Building Fund, Inc.	80	387,106
Simon Property Group, Inc.	26,522	4,872,622

		$10,514,914

Real Estate Management & Development — 0.5%
Capital & Counties Properties PLC	189,600	$1,247,084
CBRE Group, Inc., Class A(1)	41,385	1,324,320
Daito Trust Construction Co., Ltd.	6,300	640,110
Heiwa Real Estate Co., Ltd.	40,500	434,131
Nomura Real Estate Holdings, Inc.	27,400	550,851
NTT Urban Development Corp.	44,300	408,196
Sumitomo Realty & Development Co., Ltd.	36,000	1,145,788

		$5,750,480

Road & Rail — 0.7%
Central Japan Railway Co.	5,500	$886,752
CSX Corp.	115,014	3,093,877
East Japan Railway Co.	11,200	943,775
Hankyu Hanshin Holdings, Inc.	128	783
Kansas City Southern	15,468	1,405,732
Keio Corp.	76,000	540,319
Ryder System, Inc.	14,154	1,047,962
Tobu Railway Co., Ltd.	135,000	579,918

		$8,499,118

Semiconductors & Semiconductor Equipment — 2.9%
ARM Holdings PLC	320,204	$4,600,439
Cree, Inc.(1)	17,003	411,983
Cypress Semiconductor Corp.(1)	217,447	1,852,648
Intel Corp.	339,510	10,232,831
Marvell Technology Group, Ltd.	164,177	1,485,802
Microchip Technology, Inc.	22,874	985,641
NXP Semiconductors NV(1)	54,841	4,775,006
Qorvo, Inc.(1)	6,000	270,300
ROHM Co., Ltd.	1,200	53,364
Sumco Corp.	40,300	361,447
Texas Instruments, Inc.	157,242	7,786,624
Tokyo Electron, Ltd.	62,400	2,946,229

		$35,762,314

Software — 3.9%
Citrix Systems, Inc.(1)	34,110	$2,363,141
Electronic Arts, Inc.(1)	53,174	3,602,539
Microsoft Corp.	780,840	34,559,978
Oracle Corp.	156,176	5,641,077
salesforce.com, inc.(1)	16,829	1,168,438
Trend Micro, Inc.	14,097	497,965
Verint Systems, Inc.(1)	6,627	285,955

		$48,119,093

Security	Shares	Value
Specialty Retail — 2.7%
CarMax, Inc.(1)	5,464	$324,125
Fast Retailing Co., Ltd.	39,600	16,107,657
Gap, Inc. (The)	52,447	1,494,740
Groupe FNAC SA(1)	922	52,740
Home Depot, Inc. (The)	71,465	8,253,493
Lowe’s Companies, Inc.	55,810	3,846,425
Tiffany & Co.	22,083	1,705,249
USS Co., Ltd.	27,200	452,392
Yamada Denki Co., Ltd.	33,200	133,846

		$32,370,667

Technology Hardware, Storage & Peripherals — 5.2%
Apple, Inc.	511,301	$56,396,500
Brother Industries, Ltd.	22,000	265,189
Canon, Inc.	23,800	688,474
Hewlett-Packard Co.	78,955	2,022,037
Konica Minolta, Inc.	66,500	700,562
NEC Corp.	77,000	237,068
Nokia Oyj	466,148	3,187,425

		$63,497,255

Textiles, Apparel & Luxury Goods — 1.3%
Adidas AG	11,824	$953,337
Asics Corp.	20,000	476,684
Christian Dior SE	10,660	1,997,199
Coach, Inc.	16,626	480,990
Hanesbrands, Inc.	32,716	946,801
Kering SA	7,380	1,208,063
LVMH Moet Hennessy Louis Vuitton SE	15,000	2,553,643
Michael Kors Holdings, Ltd.(1)	7,651	323,179
NIKE, Inc., Class B	49,232	6,054,059
Onward Holdings Co., Ltd.	30,000	177,398
Swatch Group, Ltd. (The), Bearer Shares	2,352	872,287

		$16,043,640

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	84,624	$860,626

		$860,626

Tobacco — 2.3%
British American Tobacco PLC	243,393	$13,429,380
Imperial Tobacco Group PLC	143,738	7,431,076
Japan Tobacco, Inc.	76,500	2,373,043
Philip Morris International, Inc.	64,219	5,094,493
Reynolds American, Inc.	2,998	132,721

		$28,460,713

Trading Companies & Distributors — 0.4%
Marubeni Corp.	93,000	$455,642
Mitsubishi Corp.	77,500	1,270,345
Sumitomo Corp.	96,700	935,128
Wolseley PLC	47,906	2,802,211

		$5,463,326

Transportation Infrastructure — 0.1%
ADP	6,667	$756,705
Kamigumi Co., Ltd.	46,000	376,928

		$1,133,633

Wireless Telecommunication Services — 1.4%
KDDI Corp.	216,300	$4,841,465
SoftBank Group Corp.	133,598	6,177,542

Security	Shares	Value
T-Mobile US, Inc.(1)	10,717	$426,644
Vodafone Group PLC	1,962,860	6,191,022

		$17,636,673

Total Common Stocks — 99.4% (identified cost $692,097,296)		$1,212,423,672

Call Options Written — (0.3)%

Exchange-Traded Options — (0.1)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
NASDAQ 100 Index	170	$4,300	10/2/15	$(11,050)
NASDAQ 100 Index	115	4,350	10/9/15	(74,175)
NASDAQ 100 Index	180	4,465	10/16/15	(47,700)
NASDAQ 100 Index	115	4,375	10/23/15	(230,575)
S&P 500 Index	520	1,970	10/2/15	(36,400)
S&P 500 Index	440	1,990	10/9/15	(127,600)
S&P 500 Index	585	2,000	10/16/15	(234,000)
S&P 500 Index	380	1,980	10/23/15	(454,100)

				$(1,215,600)

Over-the-Counter Options — (0.2)%

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index	Barclays Bank PLC	10,300	EUR	3,350	10/2/15	$(3)
Dow Jones Euro Stoxx 50 Index	Deutsche Bank AG	17,650	EUR	3,325	10/9/15	(35,635)
Dow Jones Euro Stoxx 50 Index	Deutsche Bank AG	14,650	EUR	3,325	10/16/15	(103,494)
Dow Jones Euro Stoxx 50 Index	Société Générale	15,050	EUR	3,200	10/23/15	(700,521)
FTSE 100 Index	Bank of America, N.A.	6,950	GBP	6,250	10/16/15	(311,995)
FTSE 100 Index	Société Générale	7,450	GBP	6,300	10/16/15	(212,647)
Nikkei 225 Index	Bank of America, N.A.	215,000	JPY	18,500	10/9/15	(74,353)
Nikkei 225 Index	Deutsche Bank AG	190,000	JPY	17,750	10/16/15	(447,898)
Nikkei 225 Index	Deutsche Bank AG	175,000	JPY	18,500	10/23/15	(202,098)
Nikkei 225 Index	UBS AG	225,000	JPY	18,500	10/2/15	(1,322)
SMI Index	Bank of America, N.A.	3,050	CHF	8,700	10/16/15	(207,833)
SMI Index	Citibank, N.A.	2,850	CHF	8,950	10/16/15	(42,629)

						$(2,340,428)

Total Call Options Written (premiums received $15,895,249)						$(3,556,028)

Other Assets, Less Liabilities — 0.9%						$11,399,659

Net Assets — 100.0%						$1,220,267,303

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	55.4%	$671,190,105
United Kingdom	10.9	132,008,520
Japan	10.8	130,544,848
Switzerland	6.3	76,517,269
France	6.0	72,768,606
Germany	5.1	61,731,534
Spain	1.8	22,262,192
Italy	1.6	19,138,124
Netherlands	1.0	12,289,878
Belgium	0.4	4,861,770
Finland	0.3	3,187,425
Denmark	0.2	2,353,741
Sweden	0.1	1,924,214
Ireland	0.1	1,645,446

Total Investments	100.0%	$1,212,423,672

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$697,040,331

Gross unrealized appreciation	$546,287,239
Gross unrealized depreciation	(30,903,898)

Net unrealized appreciation	$515,383,341

Written options activity for the fiscal year to date ended September 30, 2015 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	961,565	$10,245,680
Options written	8,089,540	107,810,801
Options terminated in closing purchase transactions	(3,850,735)	(43,290,784)
Options expired	(4,314,915)	(58,870,448)

Outstanding, end of period	885,455	$15,895,249

All of the securities of the Fund, unless otherwise pledged, are subject to segregation to satisfy the requirements of the escrow agent with respect to exchange-traded options. At September 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At September 30, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $3,556,028.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$118,770,968	$70,243,735	$—	$189,014,703
Consumer Staples	54,822,159	76,070,492	—	130,892,651
Energy	29,644,099	31,216,878	—	60,860,977
Financials	73,421,696	106,676,739	—	180,098,435
Health Care	93,279,652	78,531,297	—	171,810,949
Industrials	40,685,268	60,461,351	—	101,146,619
Information Technology	228,872,644	35,268,820	—	264,141,464
Materials	10,480,080	32,713,780	—	43,193,860
Telecommunication Services	13,712,022	30,572,573	—	44,284,595
Utilities	13,971,520	13,007,899	—	26,979,419
Total Common Stocks	$677,660,108	$534,763,564 *	$—	$1,212,423,672
Total Investments	$677,660,108	$534,763,564	$—	$1,212,423,672

Liability Description
Call Options Written	$(1,215,600)	$(2,340,428)	$—	$(3,556,028)
Total	$(1,215,600)	$(2,340,428)	$—	$(3,556,028)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At September 30, 2015, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	November 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 23, 2015